Equity-Based Compensation (Tables) - Williams Companies Incentive Plan [Member]	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Rollfoward and related information [Table Text Block]
The following summary reflects stock option activity and related information for the year ended December 31, 2017:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2016	6.2	$31.32
Granted	1.0	$28.85
Exercised	(0.5)	$21.33
Cancelled	(0.1)	$36.75
Outstanding at December 31, 2017	6.6	$31.53	$23
Exercisable at December 31, 2017	5.1	$31.85	$19

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]
The following table summarizes additional information related to stock option activity during each of the last three years:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Total intrinsic value of options exercised	$4	$2	$37
Tax benefits realized on options exercised	$1	$1	$13
Cash received from the exercise of options	$7	$4	$20

Stock Options Schedule of Valuation Assumptions [Table Text Block]
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2017	2016	2015
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$6.61	$7.90	$7.61
Weighted-average assumptions:
Dividend yield	4.2%	3.2%	4.8%
Volatility	35.1%	44.7%	27.8%
Risk-free interest rate	2.1%	1.2%	1.8%
Expected life (years)	6.0	6.0	6.0

Nonvested Restricted Stock Unit Rollforward and related information [Table Text Block]
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2017:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2016	3.9	$35.19
Granted	2.0	$29.47
Forfeited	(0.8)	$39.21
Vested	(0.9)	$38.30
Nonvested at December 31, 2017	4.2	$31.02
______________

(1)
Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Other restricted stock unit information [Table Text Block]

Value of Restricted Stock Units	2017	2016	2015
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$29.47	$26.51	$40.15
Total fair value of restricted stock units vested during the year ($’s in millions)	$33	$32	$42